SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Details) - USD ($) $ in Thousands		12 Months Ended
	Jan. 01, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
SIGNIFICANT ACCOUNTING POLICIES
Severance expenses		$ 754	$ 860	$ 876
Cumulative effect adjustment to Retained Earnings	$ 257
Minimum [Member]
SIGNIFICANT ACCOUNTING POLICIES
Contract term (in years)		1 year
Additional operating liabilities		$ 300
Maximum [Member]
SIGNIFICANT ACCOUNTING POLICIES
Contract term (in years)		5 years
Additional operating liabilities		$ 400
Customer Relationships [Member] | Minimum [Member]
SIGNIFICANT ACCOUNTING POLICIES
Intangible asset, useful life		4 years 6 months
Customer Relationships [Member] | Maximum [Member]
SIGNIFICANT ACCOUNTING POLICIES
Intangible asset, useful life		13 years
Intellectual Property [Member] | Minimum [Member]
SIGNIFICANT ACCOUNTING POLICIES
Intangible asset, useful life		4 years
Intellectual Property [Member] | Maximum [Member]
SIGNIFICANT ACCOUNTING POLICIES
Intangible asset, useful life		15 years
Computers and peripheral equipment [Member]
SIGNIFICANT ACCOUNTING POLICIES
Depreciation rate		3.00%
Office furniture and equipment [Member] | Minimum [Member]
SIGNIFICANT ACCOUNTING POLICIES
Depreciation rate		5.00%
Office furniture and equipment [Member] | Maximum [Member]
SIGNIFICANT ACCOUNTING POLICIES
Depreciation rate		17.00%
Capitalized software development costs [Member] | Minimum [Member]
SIGNIFICANT ACCOUNTING POLICIES
Intangible asset, useful life		4 years
Capitalized software development costs [Member] | Maximum [Member]
SIGNIFICANT ACCOUNTING POLICIES
Intangible asset, useful life		5 years